SHARE-BASED PAYMENTS - Employee Expenses (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Share-based Payment Arrangements [Abstract]
Share option plan, equity settled	CAD 16	CAD 15
Long-term share unit award incentive plan	57	31
Share-based compensation expense	73	46
Total carrying amount of liabilities for cash settled arrangements	79	44
Total intrinsic value of liability for vested benefits	CAD 36	CAD 24